Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Net Property And Equipment

	December 31
	2011	2010
Building	$39,297	$39,003
Furniture and fixtures	17,249	15,846
Machinery and equipment	9,163	7,181
Computer equipment	65,331	54,940
Computer software	51,541	43,822
Leasehold improvements	18,615	15,438
Land	16,317	11,154
Construction in progress - building	6,427	—

	223,940	187,384
Less accumulated depreciation and amortization	(129,338)	(116,530)

Property and equipment, net	$94,602	$70,854